As filed with the Securities and Exchange Commission on December 2, 2004
                                  Registration Nos. 333-28679; 811-05626
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 29                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                      James A. Shuchart, Esq.
        ING                                        ING
        1475 Dunwoody Drive                        1475 Dunwoody Drive
        West Chester, PA 19380-1478                West Chester, PA 19380-1478
        (610) 425-4139                             (610) 425-3563

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on December 30, 2004 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts.
--------------------------------------------------------------------------------

                              EXPLANATORY NOTE

The purpose of this Post-Effective Amendment No. 29 is to prevent Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 333-28679) filed on October 7, 2004 from automatically going effective on December 3, 2004. We have received comments on the prospectus contained in Post-Effective Amendment No. 28 as filed on October 7, 2004 from the Staff, and we are currently working to address those comments.

                               PARTS A, B and C

Parts A and C of this Post-Effective Amendment No. 29 incorporate by reference to Parts A and C of Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-28679) as filed electronically on October 7, 2004. Part B of this Post-Effective Amendment No. 28 incorporates by reference to Part B of Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-28679) as filed electronically on April 15, 2004.

                                 SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b)for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 2nd day of December, 2004.


                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Jacques de Vaucleroy*
                                     President (principle executive officer)


    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on December 2, 2004.


Signature                     Title
---------                     -----

                             President and Director
--------------------         (principle executive officer)
Jacques de Vaucleroy*


--------------------         Chief Accounting Officer
Roger W. Fisher*


   DIRECTORS


--------------------         Chief Financial Officer
David A. Wheat*


--------------------
Thomas J. McInerney*


--------------------
Kathleen A. Murphy*


--------------------
Catherine H. Smith*


     By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.